Note 6 - Warrants (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 30, 2016	Dec. 28, 2016	Dec. 27, 2016	Sep. 17, 2016	Jul. 08, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right, Outstanding	20,035,114						13,779,438	8,838,122
Winter 2016 Unit Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	292,983		292,983
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.70	$ 0.70
Discount On Convertible Note Payable			$ 167,000
Series A Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	5,429,872						9,597,123
Discount On Convertible Note Payable	$ 2,115,874						$ 3,319,906
Series A Warrants, Exercise Price 1 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,814,286						6,320,800
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.45						$ 0.40
Series A Warrants, Exercise Price 2 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,615,586						3,276,323
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70						$ 0.45
Series A Warrants Expiring June 1, 2020 [Member]
Class of Warrant or Right, Outstanding	4,059,744
Series A Warrants Expiring July 31, 2021 [Member]
Class of Warrant or Right, Outstanding	854,545
Warrants Issued Concurrently with Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.35
Debt Instrument, Unamortized Discount	$ 237,405
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	515,583				515,583
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70				$ 0.70
Discount On Convertible Note Payable	$ 283,571
Debt Conversion, Original Debt, Amount	$ 283,571
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		400,000				400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.75				$ 0.65
Discount On Convertible Note Payable		$ 280,000				$ 160,000
Debt Instrument, Unamortized Discount						$ 120,000
Conversion of Notes Payable [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							266,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.30
Discount On Convertible Note Payable							$ 133,000